UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22559
                                                    -----------

                      First Trust Exchange-Traded Fund IV
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2013
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------  --------------------------------------  ------------

            COMMON STOCKS -- 73.7%
            ELECTRIC UTILITIES -- 17.9%
    71,825  Duke Energy Corp.                       $  4,937,251
    46,684  Emera, Inc. (CAD)                          1,663,474
   124,525  Exelon Corp.                               3,915,066
    33,339  Fortis, Inc. (CAD)                         1,157,873
    36,128  ITC Holdings Corp.                         2,926,368
    82,357  NextEra Energy, Inc.                       5,933,822
   104,071  Northeast Utilities                        4,238,812
   140,067  Southern (The) Co.                         6,195,163
                                                    ------------
                                                      30,967,829
                                                    ------------
            GAS UTILITIES -- 5.5%
    18,285  ONEOK, Inc.                                  859,578
   144,420  Questar Corp.                              3,354,877
   149,655  UGI Corp.                                  5,273,842
                                                    ------------
                                                       9,488,297
                                                    ------------
            MULTI-UTILITIES -- 15.3%
    10,870  ATCO Ltd., Class I (CAD)                     912,191
    13,958  Canadian Utilities Ltd., Class A
               (CAD)                                   1,067,072
   149,236  CenterPoint Energy, Inc.                   3,050,384
   110,474  Dominion Resources, Inc.                   5,977,748
    77,082  National Grid PLC, ADR                     4,233,343
   223,000  NiSource, Inc.                             6,027,690
    34,925  Sempra Energy                              2,621,121
    63,425  Wisconsin Energy Corp.                     2,500,848
                                                    ------------
                                                      26,390,397
                                                    ------------
            OIL, GAS & CONSUMABLE FUELS --
               35.0%
   398,175  Enbridge Energy Management, LLC (a)       12,136,374
   138,637  Enbridge Income Fund Holdings,
               Inc. (CAD)                              3,524,999
   103,433  Enbridge, Inc.                             4,524,159
    67,331  Keyera Corp. (CAD)                         3,503,588
   162,755  Kinder Morgan Management, LLC (a)         13,422,385
    90,869  Kinder Morgan, Inc.                        3,403,953
   115,849  Pembina Pipeline Corp. (CAD)               3,361,410
   168,763  Spectra Energy Corp.                       4,688,236
   106,395  TransCanada Corp.                          5,039,931
    77,555  Veresen, Inc. (CAD)                          998,402
   168,296  Williams (The) Cos., Inc.                  5,898,775
                                                    ------------
                                                      60,502,212
                                                    ------------
            TOTAL COMMON STOCKS -- 73.7%             127,348,735
            (Cost $122,010,848)                     ------------


UNITS       DESCRIPTION                                VALUE
----------  --------------------------------------  ------------

            MASTER LIMITED PARTNERSHIPS -- 24.3%
            GAS UTILITIES -- 1.8%
    54,267  AmeriGas Partners, L.P.                 $  2,349,218
    19,845  Suburban Propane Partners, L.P.              836,467
                                                    ------------
                                                       3,185,685
                                                    ------------
            OIL, GAS & CONSUMABLE FUELS -- 22.5%
    14,564  Alliance Holdings GP, L.P.                   734,171
    33,821  Alliance Resource Partners, L.P.           2,164,544
    48,692  El Paso Pipeline Partners, L.P.            2,028,509
    47,223  Energy Transfer Equity, L.P.               2,387,595
    30,286  Enterprise Products Partners, L.P.         1,716,308
    16,005  EQT Midstream Partners, L.P.                 565,297
    67,409  Holly Energy Partners, L.P.                2,423,354
    38,216  Magellan Midstream Partners, L.P.          1,934,112
    31,060  MPLX, L.P.                                 1,069,085
    28,638  Natural Resource Partners, L.P.              652,087
    85,140  NuStar Energy, L.P.                        4,350,654
    25,916  NuStar GP Holdings, LLC                      819,464
    26,963  ONOEOK Partners, L.P.                      1,606,995
    42,193  Plains All American Pipeline, L.P.         2,223,571
    70,572  Spectra Energy Partners, L.P.              2,426,971
    15,638  Sunoco Logistics Partners, L.P.              948,601
    75,095  TC Pipelines, L.P.                         3,251,613
    93,198  Teekay LNG Partners, L.P.                  3,720,464
    64,196  TransMontaigne Partners, L.P.              2,646,801
    21,548  Williams Partners, L.P.                    1,093,345
                                                    ------------
                                                      38,763,541
                                                    ------------
            TOTAL MASTER LIMITED PARTNERSHIPS --
              24.3%                                   41,949,226
            (Cost $38,155,798)                      ------------

            TOTAL INVESTMENTS -- 98.0%               169,297,961
            (Cost $160,166,646) (b)
            NET OTHER ASSETS AND
             LIABILITIES -- 2.0%                       3,383,460
                                                    ------------
            NET ASSETS -- 100.0%                    $172,681,421
                                                    ============

(a)   Non-income producing security which pays in-kind distributions.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,725,692 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $594,377.

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.


                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND

JANUARY 31, 2013 (UNAUDITED)

------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*         $127,348,735     $   --        $   --
Master Limited
  Partnerships*          41,949,226         --            --
                      ----------------------------------------
Total Investments      $169,297,961     $   --        $   --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.


Page 2          See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

             FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND
                          JANUARY 31, 2013 (UNAUDITED)

                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The First Trust North American Energy Infrastructure Fund (the "Fund") (NYSE Arca, Inc. ("NYSE Arca") ticker "EMLP") is a series of First Trust Exchange-Traded Fund IV (the "Trust"), an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at time of valuation. The Fund's securities will be valued as follows:

      Common stocks, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in the over-the-counter market are valued at the closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

             FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND
                          JANUARY 31, 2013 (UNAUDITED)


      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to purchase shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2013 is included with the Fund's Portfolio of Investments.

             FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND
                          JANUARY 31, 2013 (UNAUDITED)


B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund IV
             ------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date  March 19, 2013
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date  March 19, 2013
     --------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date  March 19, 2013
     --------------------

* Print the name and title of each signing officer under his or her signature.